Unaudited Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement Of Stockholders Equity [Abstract]
Share issuance cost upon follow-on public offering	$ 836,957	$ 651,527